Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

HODGES FUND
Retail Class – Ticker: HDPMX
Institutional Class – Ticker: HDPIX

HODGES SMALL CAP FUND
Retail Class – Ticker: HDPSX
Institutional Class – Ticker: HDSIX

HODGES SMALL INTRINSIC VALUE FUND
Retail Class – Ticker: HDSVX

HODGES SMALL-MID CAP FUND
Retail Class – Ticker: HDSMX

HODGES PURE CONTRARIAN FUND
Retail Class – Ticker: HDPCX

HODGES BLUE CHIP 25 FUND
Retail Class – Ticker: HDPBX

HODGES EQUITY INCOME FUND
Retail Class – Ticker: HDPEX

Supplement dated February 3, 2015 to the
Prospectus and Statement of Additional Information dated July 29, 2014

The Hodges Funds regret to inform its shareholders that Don Hodges has passed away at the age of 80, and therefore, no longer serves on the team of portfolio managers for its series: Hodges Fund; Hodges Small Cap Fund; Small-Mid Cap Fund; Pure Contrarian; Blue Chip; and Equity Income Fund.

Eric Marshall will join Craig Hodges as co-portfolio manager to the Hodges Fund.

Please retain this Supplement with the Prospectus and Statement of Additional Information.